Significant Events in the Reporting Period - Additional Information (Detail) € in Thousands				1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 29, 2022 EUR (€)	Mar. 29, 2022 USD ($)	Feb. 28, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Dec. 31, 2021 USD ($) shares	Sep. 30, 2022 USD ($)
Disclosure Of Summary Of Significant Accounting Policies [line items]
Payments to acquire or redeem entity's shares						€ 105,303	€ 0
Contract liabilities						16,100
Office Facility [Member] | GERMANY
Disclosure Of Summary Of Significant Accounting Policies [line items]
Enforceable Lease Term			15 years
Lease liabilities			€ 55,200
American depository shares [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Treasury Stock Common Shares | shares								1,000,000
Convertible Senior Notes [Member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Principal amount | $		$ 575,000,000.0			$ 575,000,000.0
Proceeds from issue of bonds, notes and debentures	€ 503,300	$ 557,900,000		€ 503,300	$ 557,900,000
Convertible Senior Notes [Member] | American depository shares [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Principal amount | $									$ 1,000
Payments to acquire or redeem entity's shares						€ 105,300		$ 116,700,000
Convertible Senior Notes [Member] | Fixed interest rate [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Borrowings Interest Rate		2.25%			2.25%	2.25%			2.25%